Deferred income tax	12 Months Ended
Dec. 31, 2017
Deferred income tax
Deferred income tax

12. Deferred income tax

The movement in deferred tax assets and liabilities during the year was as follows:

	Assets	Liabilities	Total
	€m	€m	€m
At January 1, 2016	397	(680)	(283)
Acquisition (Note 24)	73	(219)	(146)
(Charged)/credited to the income statement (Note 6)	(42)	37	(5)
Credited/(charged) to other comprehensive income	17	(5)	12
Reclassification	3	(3)	—
Exchange	(3)	(10)	(13)
At December 31, 2016	445	(880)	(435)
(Charged)/credited to the income statement (Note 6)	(60)	184	124
(Charged)/credited to other comprehensive income	(6)	1	(5)
Reclassification	4	(4)	—
Exchange	(26)	40	14
At December 31, 2017	357	(659)	(302)

The components of deferred income tax assets and liabilities are as follows:

	At December 31,
	2017	2016
	€m	€m
Tax losses	28	32
Employee benefit obligations	156	172
Depreciation timing differences	75	82
Provisions	58	94
Other	40	65
	357	445
Available for offset	(173)	(186)
Deferred tax assets	184	259
Intangible assets	(329)	(482)
Accelerated depreciation and other fair value adjustments	(308)	(359)
Other	(22)	(39)
	(659)	(880)
Available for offset	173	186
Deferred tax liabilities	(486)	(694)

The tax credit/(charge) recognized in the consolidated income statement is analyzed as follows:

	Year ended December 31,
	2017	2016	2015
	€m	€m	€m
Tax losses	(2)	(3)	(18)
Employee benefit obligations	(19)	(12)	13
Depreciation timing differences	(5)	(12)	(2)
Provisions	(23)	—	(7)
Other deferred tax assets	(11)	(15)	(7)
Intangible assets	138	38	30
Accelerated depreciation and other fair value adjustments	26	6	2
Other deferred tax liabilities	20	(7)	(12)
	124	(5)	(1)

Deferred tax assets are only recognized on tax loss carry‑forwards to the extent that the realization of the related tax benefit through future taxable profits is probable based on management’s forecasts. The Group did not recognize deferred tax assets of €52 million (2016: €43 million) in respect of tax losses amounting to €311 million (2016: €223 million) that can be carried forward against future taxable income due to uncertainty regarding their utilization. In addition, the Group did not recognize deferred tax assets of €42 million (2016: €70 million) in respect of capital losses amounting to €199 million (2016: €201 million) that can be carried forward against future taxable income due to uncertainty regarding their utilization.

No provision has been made for temporary differences applicable to investments in subsidiaries as the Group is in a position to control the timing of reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. Given that exemptions and tax credits would be available in the context of the Group’s investments in subsidiaries in the majority of jurisdictions in which it operates, the aggregate amount of temporary differences in respect of which deferred tax liabilities have not been recognized would not be material.